Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income	$ 29,125	$ 21,201
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	8,638	6,809
Benefit from deferred income taxes	(209)	(168)
Provision for returns and doubtful accounts	1,640	1,948
Compensation expense related to equity compensation plans	1,053	1,438
Return of common stock	(7,890)	0
Excess tax benefit from exercises of stock options	(187)	(752)
Loss on dispositions and abandonment	71	19
Changes in operating assets and liabilities:
Accounts receivable	19,997	(11,404)
Inventories	15,324	(18,972)
Prepaid expenses and other current assets	1,436	3,089
Accounts payable, accrued expenses and other current liabilities	(56,847)	(18,256)
Net cash provided by (used in) operating activities	12,151	(15,048)
Cash flows from investing activities:
Purchases of property, plant and equipment	(6,664)	(8,807)
Proceeds from disposals of property, plant and equipment	11	3
Net cash used in investing activities	(6,653)	(8,804)
Cash flows from financing activities:
Borrowings on credit facility and short term debt	13,516	105,891
Repayments of borrowings on credit facility and short term debt	(10,861)	(106,183)
Proceeds from Long-term Capital Lease Obligations	624	0
Repayments from capital lease obligations	(1,337)	(594)
Proceeds from issuance of common stock	188	846
Excess tax benefit from exercises of stock options	187	752
Net cash provided by financing activities	2,317	712
Effects of exchange rates on cash	(100)	(2,386)
Net increase (decrease) in cash	7,715	(25,526)
Cash - beginning of period	92,077	58,309
Cash - end of period	99,792	32,783
Supplemental disclosures of non-cash investing and financing activities:
Acquisitions of equipment through capital leases	$ 628	$ 47